Inventories - Schedule of Inventory (Detail) - Successor [Member] - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Finished products	$ 316.3	$ 323.7	$ 329.3
Semi-finished products	87.9	81.3	90.2
Raw materials and supplies	137.1	133.3	130.7
Inventories	$ 541.3	$ 538.3	$ 550.2